Investment in Affiliates	9 Months Ended
Dec. 31, 2019
Investments in and Advances to Affiliates [Abstract]
Investment in Affiliates
11.	Investment in Affiliates
Investment in affiliates at March 31, 2019 and December 31, 2019 consists of the following:

	Millions of yen
	March 31, 2019	December 31, 2019
Shares	¥789,638	¥770,274
Loans and others	53,122	51,709

	¥842,760	¥821,983